PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

10. PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following (in thousands)

	September 30, 2024	December 31, 2023
Computer hardware and software	3,029	2,082
Furniture, fixture, and equipment	10	10
Total property and equipment	3,039	2,092
Less: accumulated depreciation	(830)	(492)
Property and equipment, net	2,209	1,600

For the periods ended September 30, 2024 and December 31, 2023, depreciation expense was $355 and $316 respectively.